Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Systematic Core Fund

(the “Fund”)

Supplement dated March 14, 2023

to the Fund’s Statement of Additional Information (“SAI”)

dated October 1, 2022, as supplemented and amended to date

Effective immediately, in the table under the section entitled “Portfolio Managers – Other Accounts,” in the section pertaining to Goldman Sachs Asset Management, L.P., as it applies to the Systematic Core Fund, the information replaced with the following:

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of December 31, 2022)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Systematic Core Fund	GSAM	Andrew Alford	7	$2,701	0	$0	6	$6,115
		Karhan E. Akcoglu, PhD	7	$2,701	0	$0	5	$978

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.